Consolidated Statements of Cash Flows - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
CONSOLIDATED NET INCOME	$ 11,256	$ 16,641	$ 15,204
Discontinued operations	212	3,461	713
Net income from continuing operations	11,044	13,180	14,491
Non-cash items:
Depreciation and amortization of assets	16,070	15,988	15,987
Impairment losses	1,188	2,936	2,518
Share of profit of equity accounted investees	(653)	(588)	(688)
Results on sale of subsidiaries, other disposal groups and others	(239)	(4,340)	(2,128)
Financial income and other items, net	12,501	15,685	17,020
Income taxes	4,467	520	3,125
Changes in working capital, excluding income taxes	(1,062)	8,039	11,017
Net cash flow provided by operating activities from continuing operations before financial expense, coupons on perpetual debentures and income taxes	43,316	51,420	61,342
Financial expense and coupons on perpetual debentures paid	(12,846)	(15,759)	(18,129)
Income taxes paid	(3,935)	(4,664)	(5,183)
Net cash flow provided by operating activities from continuing operations	26,535	30,997	38,030
Net cash flow provided by operating activities from discontinued operations	10	108	1,192
Net cash flows provided by operating activities	26,545	31,105	39,222
INVESTING ACTIVITIES
Property, machinery and equipment, net	(11,631)	(10,753)	(4,563)
Acquisition and disposal of subsidiaries and other disposal groups, net	(481)	23,841	1,424
Intangible assets and other deferred charges	(3,627)	(1,607)	(1,427)
Non-current assets and others, net	52	126	(914)
Net cash flows provided by (used in) investing activities from continuing operations	(15,687)	11,607	(5,480)
Net cash flows provided by (used in) investing activities from discontinued operations	0	0	1
Net cash flows provided by (used in) investing activities	(15,687)	11,607	(5,479)
FINANCING ACTIVITIES
Sale of non-controlling interests in subsidiaries	0	(55)	9,777
Derivative instruments	392	246	399
Repayment of debt, net	(9,260)	(37,826)	(41,044)
Other financial obligations, net	(7,082)	(1,473)	(5,779)
Share repurchase program	(1,520)	0	0
Securitization of trade receivables	644	169	(999)
Non-current liabilities, net	(2,716)	(3,745)	(1,972)
Net cash flows used in financing activities	(19,542)	(42,684)	(39,618)
Decrease in cash and cash equivalents from continuing operations	(8,694)	(80)	(7,068)
Increase in cash and cash equivalents from discontinued operations	10	108	1,193
Cash conversion effect, net	1,011	2,097	2,169
Cash and cash equivalents at beginning of period	13,741	11,616	15,322
CASH AND CASH EQUIVALENTS AT END OF PERIOD	6,068	13,741	11,616
Changes in working capital, excluding income taxes:
Trade receivables, net	207	1,489	(4,386)
Other accounts receivable and other assets	(1,670)	1,120	(286)
Inventories	(2,970)	526	(1,239)
Trade payables	4,680	3,635	13,729
Other accounts payable and accrued expenses	(1,309)	1,269	3,199
Changes in working capital, excluding income taxes	$ (1,062)	$ 8,039	$ 11,017